Debt - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Thousands		Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value		$ 13,460,000		$ 11,872,729		$ 9,220,559
Senior Notes, net of premium or discount [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value		12,861,000	[1]	11,512,838	[1]	8,515,110
Senior Notes, net of premium or discount [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value		13,807,000	[1]	12,308,736	[1]	7,469,718
2037 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[2]	800,000		0
2037 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]	826,000		0
Credit Facilities [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value		0	[3]	537,500	[3]	860,000
Credit Facilities [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facilities, Estimated Fair Value		$ 0	[3]	$ 537,500	[3]	$ 860,000

[1]	Includes 2021 Senior Notes, 2022 Senior Notes, 2023 Senior Notes, 2024 Senior Notes, 2025 Senior Notes, 2026 Senior Notes, 2027 Senior Notes and 2028 Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
[2]	The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including our stock price and interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.
[3]	Includes 2015 Credit Facilities and Working Capital Facility. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.